Share-Based Compensation - Schedule of Fair Value of Options Granted (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Share-Based Compensation - Schedule of Fair Value of Options Granted (Details) [Line Items]
Weighted-average grant date fair value (in Dollars per share)	$ 1.76	$ 41.04	$ 3.16
Risk-free interest rate			4.33%
Expected volatility			110.00%
Expected term (years)			3 years 2 months 4 days
Expected dividend yield	0.00%	0.00%	0.00%